Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Monteagle Funds
Entity Central Index Key	0001045701
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE SELECT VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MVEIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593.
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 16,077,253
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 41,733
Investment Company, Portfolio Turnover	13.56%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INVESTOR CLASS
Trading Symbol	HEQFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 16,035,433
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 13,078
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Institutional Class [Default Label]
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	HEQCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 16,035,433
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 7,449
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Institutional class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE ENHANCED EQUITY INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EEIFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593.
Additional Information Email	https://monteaglefunds.com.
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 13,197,112
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 20,589
Investment Company, Portfolio Turnover	117.22%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Class I
Shareholder Report [Line Items]
Fund Name	THE TEXAS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	BIGTX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593.
Additional Information Email	https://monteaglefunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 14,326,081
Holdings Count | Holdings	116
Advisory Fees Paid, Amount	$ 26,247
Investment Company, Portfolio Turnover	10.23%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

% of Net Assets

1.	Federated Hermes Government Obligations Fund - Institutional Class	3.25%
2.	Brinker International, Inc.	2.85%
3.	SolarWinds Corp.	2.06%
4.	United States Lime & Mineral, Inc.	1.93%
5.	CorVel Corp.	1.90%
6.	McKesson Corp,	1.88%
7.	Texas Pacific Land Corp.	1.82%
8.	AT&T, Inc.	1.82%
9.	Tesla, Inc.	1.79%
10.	ConocoPhillips	1.69%
	Total % of Net Assets	20.99%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Email Address	https://monteaglefunds.com